Note 9 - Right of Use Asset and Lease Liability - Right of Use Asset and Lease Liability (Details) - USD ($)			12 Months Ended
		Nov. 08, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Balance, right of use asset
Disposal, right of use asset		$ (892,000)
Balance, right of use asset			222,517
Balance, right of use asset
Balance, lease liability
Additions, lease liability			1,127,534
Interest expense, lease liability			4,705
Interest included in discontinued operations, lease liability			74,494
Lease payments, lease liability			(19,162)
Lease payments included in discontinued operations, lease liability			(258,460)
Disposal, lease liability		$ (695,733)	(695,733)
Effect of changes in foreign exchange rates, lease liability			(9,620)
Balance, lease liability			223,758
Gross carrying amount [member]
Statement Line Items [Line Items]
Balance, right of use asset
Additions, right of use asset			1,127,534
Disposal, right of use asset	[1]		(892,300)
Effect of changes in foreign exchange rates, right of use asset			2,966
Balance, right of use asset			238,200
Balance, right of use asset			238,200
Accumulated depreciation, amortisation and impairment [member]
Statement Line Items [Line Items]
Balance, right of use asset
Balance, right of use asset			15,683
Amortization, right of use asset			15,683
Balance, right of use asset			$ 15,683

[1]	The Company disposed of $892,000 of right of use asset and $695,733 of lease liability on November 8, 2019 with the sale of DenseLight (Note 23).